Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2020	Dec. 31, 2019
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.40%	8.20%
After-tax discount rates applied to cash flow projections (as a percent)	6.50%	6.20%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	13.60%	12.60%
After-tax discount rates applied to cash flow projections (as a percent)	11.10%	10.00%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	7.30%	7.80%
After-tax discount rates applied to cash flow projections (as a percent)	6.10%	6.20%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	6.50%	7.80%
After-tax discount rates applied to cash flow projections (as a percent)	4.80%	4.90%